JennisonDryden Portfolios

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 12, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A of JennisonDryden Portfolios
Post-Effective Amendment No. 36 to the Registration
Statement under the Securities Act of 1933 and
Amendment No. 36 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration File No. 33-9269
Investment Company Act File No. 811-4864

Dear Sir or Madam:

On behalf of JennisonDryden Portfolios (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 36 to the Registration Statement under the 1933 Act and Amendment No. 36 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, second series to the RIC. The new series is Dryden US Equity Active Extension Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated December 29, 2006, which pertain to the RIC’s sole existing series, which is named Jennison Value Fund.

The Fund’s investment objective is long-term capital appreciation. The Fund will use a long/short investment strategy in seeking to achieve its investment objective. This means the Fund will short a portion of the portfolio and use the proceeds of the shorts, or other borrowings, to purchase additional stocks long.

By employing this long/short “active extension” strategy, the Fund seeks to produce returns that exceed those of its benchmark index, the Russell 1000® Index. For long positions, the Fund will seek to identify companies that it believes offer the potential for attractive returns or to manage the Fund’s active risk. The Fund describes active risk as deviation from the Fund’s benchmark index that the Fund consider meaningful. For short positions, the Fund will sell securities short that it believes may not perform as well as comparable securities (i.e., securities it believes may not appreciate as much as comparable securities in rising markets, or it believes may depreciate more than comparable securities in declining markets). The Fund may also sell securities short to manage the Fund’s active risk.

The Fund will normally invest (take long positions) at least 80% of its net assets plus borrowings, if any, for investment purposes in equity and equity-related securities of U.S. issuers. For purposes of this non-fundamental investment policy, U.S. issuers are issuers whose securities are included in a broad-based U.S. stock index or whose primary listing is on a securities exchange or market inside the United States. The Fund considers American Depository Receipts (ADRs), American Depository Shares (ADSs) and other similar receipts or shares traded in U.S. markets to be U.S. securities.

The portion of the Fund’s net assets represented by long and short positions held by the Fund may vary over time, as market opportunities develop. The Fund’s long positions may range from 100% to 150% of its net assets, and short positions may range from 0% to 50% of its net assets. The Fund will target 100% net market exposure to U.S. equities. For example, if the Fund holds long positions equal to approximately 130% of its net assets and short positions equal to approximately 30% of its net assets, this would result in 160% gross exposure to the market, while having 100% net exposure to the market.

The Fund may invest in derivatives for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund’s investment objective). The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in equity and equity-related securities of U.S. issuers.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI.

Since much of the information set forth in the Amendment is substantially similar to information set forth in the RIC’s currently effective registration statement, we request that the Amendment receive limited review. The RIC currently intends to file a subsequent post-effective amendment on or about December 21, 2007, with the effective date designated as December 27, 2007, pursuant to Rule 485(b) under the 1933 Act to (i) respond to any comments received from the staff of the Commission (the “Staff”) regarding the Amendment, (ii) bring the financial statements up to date at fiscal year-end October 31, 2007 for the existing series, Jennison Value Fund, and (iii) include certain other non-material information.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Katherine P. Feld
Katherine P. Feld

cc:	Kathryn L. Quirk

Jonathan D. Shain

Margery Neale, Esq.

Eva Mykolenko, Esq.

2